Matthews China Small Companies Fund	March 31, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 98.8%
	Shares	Value
Consumer Discretionary: 22.5%
Textiles, Apparel & Luxury Goods: 6.4%
Samsonite International SAb,c,d	1,021,800	$3,871,468
Xtep International Holdings, Ltd.	2,110,500	1,310,082
		5,181,550
Household Durables: 6.3%
Hisense Home Appliances Group Co., Ltd. H Shares	834,000	2,597,640
Jason Furniture Hangzhou Co., Ltd. A Shares	506,800	2,543,039
		5,140,679
Hotels, Restaurants & Leisure: 4.6%
Tongcheng Travel Holdings, Ltd.[c,d]	1,276,400	3,374,446
DPC Dash, Ltd.[c]	60,400	387,506
		3,761,952
Automobile Components: 3.2%
Zhejiang Shuanghuan Driveline Co., Ltd. A Shares	566,203	1,808,805
Minth Group, Ltd.	466,000	737,057
		2,545,862
Automobiles: 1.6%
Yadea Group Holdings, Ltd.[b,d]	792,000	1,285,075
Diversified Consumer Services: 0.4%
China Education Group Holdings, Ltd.[d]	650,000	348,337
Total Consumer Discretionary		18,263,455

Industrials: 19.4%
Machinery: 9.9%
Yangzijiang Shipbuilding Holdings, Ltd.	2,772,900	3,922,135
Morimatsu International Holdings Co., Ltd.[c,d]	3,452,000	2,121,184
Airtac International Group	58,191	2,017,437
		8,060,756
Construction & Engineering: 2.8%
Greentown Management Holdings Co., Ltd.[b,d]	2,750,000	2,265,905
Electrical Equipment: 2.2%
Hongfa Technology Co., Ltd. A Shares	531,157	1,782,413
Ground Transportation: 2.0%
Full Truck Alliance Co., Ltd. ADR[c]	221,330	1,609,069
Professional Services: 1.0%
Centre Testing International Group Co., Ltd. A Shares	488,700	852,844
Marine Transportation: 1.0%
SITC International Holdings Co., Ltd.	450,500	823,631
Transportation Infrastructure: 0.5%
Beijing Capital International Airport Co., Ltd. H Shares[c]	1,312,000	397,897
Total Industrials		15,792,515

	Shares	Value

Information Technology: 13.0%
Semiconductors & Semiconductor Equipment: 7.5%
ACM Research, Inc. Class Ac	92,939	$2,708,243
Alchip Technologies, Ltd.	26,000	2,572,866
AP Memory Technology Corp.	66,000	800,040
		6,081,149
Electronic Equipment, Instruments & Components: 5.5%
Elite Material Co., Ltd.	146,000	1,839,597
Lotes Co., Ltd.	40,000	1,730,670
Shenzhen Topband Co., Ltd. A Shares	748,900	940,599
		4,510,866
Total Information Technology		10,592,015

Health Care: 10.3%
Health Care Equipment & Supplies: 2.9%
AK Medical Holdings, Ltd.[b,d]	2,328,000	1,463,384
Kangji Medical Holdings, Ltd.	537,500	465,008
Peijia Medical, Ltd.[b,c,d]	925,000	433,002
		2,361,394
Biotechnology: 2.7%
Legend Biotech Corp. ADR[c]	29,089	1,631,602
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.[c]	27,700	549,868
		2,181,470
Health Care Technology: 1.7%
Medlive Technology Co., Ltd.[b,d]	1,456,500	1,406,988
Pharmaceuticals: 1.6%
HUTCHMED China, Ltd.[c]	380,000	1,300,961
Life Sciences Tools & Services: 1.4%
Genscript Biotech Corp.[c]	388,000	719,972
WuXi XDC Cayman, Inc.[c]	180,500	422,993
		1,142,965
Total Health Care		8,393,778

Consumer Staples: 9.4%
Beverages: 3.6%
Anhui Yingjia Distillery Co., Ltd. A Shares	182,000	1,635,975
Anhui Kouzi Distillery Co., Ltd. A Shares	234,300	1,304,679
		2,940,654
Personal Care Products: 3.2%
Giant Biogene Holding Co., Ltd.[b,c,d]	472,200	2,570,541
Food Products: 2.6%
Anjoy Foods Group Co., Ltd. A Shares	130,347	1,489,866
Chacha Food Co., Ltd. A Shares	133,600	650,076
		2,139,942
Total Consumer Staples		7,651,137

Communication Services: 7.9%
Interactive Media & Services: 4.1%
Kanzhun, Ltd. ADR	134,905	2,364,885
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Matthews China Small Companies Fund	March 31, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Zhihu, Inc. ADR[c]	1,425,722	$975,051
		3,339,936
Entertainment: 3.8%
Maoyan Entertainment[b,c,d]	1,373,800	1,680,487
Cloud Music, Inc.[b,c,d]	119,850	1,415,648
		3,096,135
Total Communication Services		6,436,071

Real Estate: 5.3%
Real Estate Management & Development: 5.3%
China Overseas Property Holdings, Ltd.	4,290,000	2,377,789
KE Holdings, Inc. A Shares	415,600	1,902,170
Total Real Estate		4,279,959

Utilities: 3.4%
Gas Utilities: 3.4%
ENN Natural Gas Co., Ltd. A Shares	1,043,242	2,753,223
Total Utilities		2,753,223

Materials: 2.8%
Chemicals: 2.8%
Sunresin New Materials Co., Ltd. A Shares	189,800	1,167,724
Nanjing Cosmos Chemical Co., Ltd. A Shares	99,500	1,068,829
Total Materials		2,236,553

Energy: 2.5%
Energy Equipment & Services: 2.5%
Yantai Jereh Oilfield Services Group Co., Ltd. A Shares	487,400	1,998,611
Total Energy		1,998,611

	Shares	Value

Financials: 2.3%
Financial Services: 2.3%
Chailease Holding Co., Ltd.	353,106	$1,892,106
Total Financials		1,892,106

Total Investments: 98.8%		80,289,423
(Cost $88,530,585)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		977,854
Net Assets: 100.0%		$81,267,277

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At March 31, 2024, the aggregate value is $16,392,498, which is 20.17% of net assets.
c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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